Derivatives and hedge accounting - Maturity derivatives designated in cash flow hedging (Details) - Derivatives - Cash flow hedges - Net payer and receiver swap number in Millions	Dec. 31, 2022	Dec. 31, 2021
Interest rate risk | Interest rate swap
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(50,300)	(48,982)
Interest rate risk | Interest rate swap | Less than 1 month
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(562)	418
Interest rate risk | Interest rate swap | 1 to 3 months
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(935)	(1,075)
Interest rate risk | Interest rate swap | 3 to 12 months
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(6,730)	(6,939)
Interest rate risk | Interest rate swap | 1 to 2 year
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(12,464)	(5,470)
Interest rate risk | Interest rate swap | 2 to 3 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(8,926)	(6,711)
Interest rate risk | Interest rate swap | 3 to 4 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(8,115)	(5,825)
Interest rate risk | Interest rate swap | 4 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(3,620)	(5,272)
Interest rate risk | Interest rate swap | >5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(8,947)	(18,107)
Market risk | Currency Swap Contract
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(5,323)	(11,878)
Market risk | Currency Swap Contract | Less than 1 month
Disclosure of detailed information about hedging instruments [line items]
Nominal value	0	(256)
Market risk | Currency Swap Contract | 1 to 3 months
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(834)	(1,048)
Market risk | Currency Swap Contract | 3 to 12 months
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(1,535)	(1,760)
Market risk | Currency Swap Contract | 1 to 2 year
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(721)	(3,831)
Market risk | Currency Swap Contract | 2 to 3 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(2,140)	(2,528)
Market risk | Currency Swap Contract | 3 to 4 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(52)	(2,580)
Market risk | Currency Swap Contract | 4 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value	7	181
Market risk | Currency Swap Contract | >5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal value	(48)	(56)